Segmented information - Segment Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Segmented Information [Line Items]
Total assets	$ 6,235,821	$ 6,991,058
Drilling and development	569,110	528,056
Exploration and evaluation	21,081	23,761
Royalties	(191,694)	(306,017)
Revenue from external customers	2,007,861	3,415,211
Transportation	(88,856)	(78,896)
Operating	(513,381)	(489,034)
General and administration	(80,716)	(57,677)
Corporate income taxes	(71,072)	(226,471)
Windfall taxes	(78,426)	(222,859)
Interest expense	(85,212)	(82,858)
Fund flows from operations	1,142,611	1,634,865
Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	6,235,821	6,991,058
Drilling and development	569,110	528,056
Exploration and evaluation	21,081	23,761
Crude oil and condensate sales	1,133,611	1,692,229
NGL sales	83,993	133,513
Natural gas sales	804,951	1,650,652
Sales of purchased commodities	177,000	244,834
Royalties	(191,694)	(306,017)
Revenue from external customers	2,007,861	3,415,211
Purchased commodities	(177,000)	(244,834)
Transportation	(88,856)	(78,896)
Operating	(513,381)	(489,034)
General and administration	(80,716)	(57,677)
Windfall taxes	(78,426)	(222,859)
Interest expense	(85,212)	(82,858)
Realized gain (loss) on derivative instruments	234,365	(405,894)
Realized other (expense) income	(420)	12,982
Fund flows from operations	1,142,611	1,634,865
Reportable segments [member] | Operating Segments [Member]
Disclosure Of Segmented Information [Line Items]
Realized foreign exchange gain (loss)	(4,532)	15,195
PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	20,860	(18,318)
Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	(91,932)	(208,153)
Canada | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	1,805,049	3,612,487
Drilling and development	288,223	275,203
Exploration and evaluation	0	0
Crude oil and condensate sales	621,985	910,863
NGL sales	68,753	114,128
Natural gas sales	170,653	319,293
Sales of purchased commodities		0
Royalties	(103,511)	(196,005)
Revenue from external customers	757,880	1,148,279
Purchased commodities		0
Transportation	(43,163)	(44,849)
Operating	(233,417)	(240,899)
General and administration	(96,296)	(28,643)
Windfall taxes	0	0
Interest expense	0	0
Realized gain (loss) on derivative instruments	0	0
Realized other (expense) income	0	0
Fund flows from operations	384,951	833,878
Canada | Reportable segments [member] | Operating Segments [Member]
Disclosure Of Segmented Information [Line Items]
Realized foreign exchange gain (loss)	0	0
Canada | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	0	0
Canada | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	(53)	(10)
USA | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	254,884	618,116
Drilling and development	91,977	63,353
Exploration and evaluation	0	0
Crude oil and condensate sales	129,775	130,150
NGL sales	15,240	19,385
Natural gas sales	6,143	16,698
Sales of purchased commodities	0	0
Royalties	(41,487)	(44,427)
Revenue from external customers	109,671	121,806
Purchased commodities	0	0
Transportation	(751)	(618)
Operating	(23,424)	(27,372)
General and administration	(9,734)	(5,863)
Windfall taxes	0	0
Interest expense	0	0
Realized gain (loss) on derivative instruments	0	0
Realized other (expense) income	0	0
Fund flows from operations	75,762	87,953
USA | Reportable segments [member] | Operating Segments [Member]
Disclosure Of Segmented Information [Line Items]
Realized foreign exchange gain (loss)	0	0
USA | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	0	0
USA | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	0	0
France | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	587,824	823,544
Drilling and development	48,297	44,250
Exploration and evaluation	0	2
Crude oil and condensate sales	285,626	365,431
NGL sales	0	0
Natural gas sales	0	0
Sales of purchased commodities	0	0
Royalties	(37,425)	(40,353)
Revenue from external customers	248,201	325,078
Purchased commodities	0	0
Transportation	(24,511)	(20,100)
Operating	(80,134)	(57,588)
General and administration	(20,642)	(16,444)
Windfall taxes	0	0
Interest expense	0	0
Realized gain (loss) on derivative instruments	0	0
Realized other (expense) income	0	0
Fund flows from operations	108,601	201,057
France | Reportable segments [member] | Operating Segments [Member]
Disclosure Of Segmented Information [Line Items]
Realized foreign exchange gain (loss)	0	0
France | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	0	0
France | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	(14,313)	(29,889)
Netherlands | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	237,326	240,276
Drilling and development	44,147	21,629
Exploration and evaluation	0	23
Crude oil and condensate sales	2,306	2,119
NGL sales	0	0
Natural gas sales	184,548	560,738
Sales of purchased commodities	0	0
Royalties	(1,567)	(512)
Revenue from external customers	185,287	562,345
Purchased commodities	0	0
Transportation	0	0
Operating	(39,157)	(45,903)
General and administration	(8,317)	(4,255)
Windfall taxes	0	0
Interest expense	0	0
Realized gain (loss) on derivative instruments	0	0
Realized other (expense) income	0	0
Fund flows from operations	89,464	361,540
Netherlands | Reportable segments [member] | Operating Segments [Member]
Disclosure Of Segmented Information [Line Items]
Realized foreign exchange gain (loss)	0	0
Netherlands | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	0	0
Netherlands | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	(48,349)	(150,647)
Germany | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	425,532	398,612
Drilling and development	48,463	25,087
Exploration and evaluation	11,248	1,070
Crude oil and condensate sales	57,464	62,464
NGL sales	0	0
Natural gas sales	138,017	418,796
Sales of purchased commodities	0	0
Royalties	(5,993)	(21,232)
Revenue from external customers	189,488	460,028
Purchased commodities	0	0
Transportation	(13,333)	(9,751)
Operating	(43,857)	(41,523)
General and administration	(13,104)	(6,949)
Windfall taxes	0	0
Interest expense	0	0
Realized gain (loss) on derivative instruments	0	0
Realized other (expense) income	0	0
Fund flows from operations	90,661	370,292
Germany | Reportable segments [member] | Operating Segments [Member]
Disclosure Of Segmented Information [Line Items]
Realized foreign exchange gain (loss)	0	0
Germany | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	0	0
Germany | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	(28,533)	(31,513)
Ireland | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	1,137,648	465,643
Drilling and development	20,283	3,030
Exploration and evaluation	0	0
Crude oil and condensate sales	74	15
NGL sales	0	0
Natural gas sales	302,330	324,330
Sales of purchased commodities	0	0
Royalties	0	0
Revenue from external customers	302,404	324,345
Purchased commodities	0	0
Transportation	(7,098)	(3,578)
Operating	(39,464)	(16,580)
General and administration	(19,054)	122
Windfall taxes	0	0
Interest expense	0	0
Realized gain (loss) on derivative instruments	0	0
Realized other (expense) income	0	0
Fund flows from operations	236,073	304,309
Ireland | Reportable segments [member] | Operating Segments [Member]
Disclosure Of Segmented Information [Line Items]
Realized foreign exchange gain (loss)	0	0
Ireland | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	0	0
Ireland | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	(715)	0
Australia | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	280,532	249,253
Drilling and development	26,005	95,173
Exploration and evaluation	0	0
Crude oil and condensate sales	36,381	221,187
NGL sales	0	0
Natural gas sales	0	0
Sales of purchased commodities	0	0
Royalties	0	0
Revenue from external customers	36,381	221,187
Purchased commodities	0	0
Transportation	0	0
Operating	(52,360)	(57,478)
General and administration	(8,182)	(4,964)
Windfall taxes	0	0
Interest expense	0	0
Realized gain (loss) on derivative instruments	0	0
Realized other (expense) income	0	0
Fund flows from operations	(3,288)	145,443
Australia | Reportable segments [member] | Operating Segments [Member]
Disclosure Of Segmented Information [Line Items]
Realized foreign exchange gain (loss)	0	0
Australia | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	20,860	(18,318)
Australia | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	13	5,016
Corporate | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	1,507,026	583,127
Drilling and development	1,715	331
Exploration and evaluation	9,833	22,666
Crude oil and condensate sales	0	0
NGL sales	0	0
Natural gas sales	3,260	10,797
Sales of purchased commodities	177,000	244,834
Royalties	(1,711)	(3,488)
Revenue from external customers	178,549	252,143
Purchased commodities	(177,000)	(244,834)
Transportation	0	0
Operating	(1,568)	(1,691)
General and administration	94,613	9,319
Windfall taxes	(78,426)	(222,859)
Interest expense	(85,212)	(82,858)
Realized gain (loss) on derivative instruments	234,365	(405,894)
Realized other (expense) income	(420)	12,982
Fund flows from operations	160,387	(669,607)
Corporate | Reportable segments [member] | Operating Segments [Member]
Disclosure Of Segmented Information [Line Items]
Realized foreign exchange gain (loss)	(4,532)	15,195
Corporate | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	0	0
Corporate | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	$ 18	$ (1,110)